Share-Based Compensation - Additional information (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2019 item shares
Number of option in grants		281,250		800,000
Weighted Average exercise price of grants | ¥ / shares		¥ 0.57		¥ 0.54
Common Stock, Shares, Issued	3,624,773,740
Employee Stock Option
Unrecognized Compensation cost | ¥	¥ 91,593
Weighted average period	1 year 2 months 12 days
Total intrinsic value of options exercised | ¥	¥ 6,190	¥ 112,499
Employee Stock Option | 2018 Plan
Types of Award | item						3
Maximum shares available for issuance						62,504,000
Number of Additional shares reserved						321,655,746
Increase in maximum shares available for issuance						384,159,746
Number of option in grants	0	281,250
Expiration period	10 years
Weighted Average exercise price of grants | (per share)		¥ 0.57	$ 0.08
Employee Stock Option | 2018 Plan | Maximum
Share based compensation award vesting period	4 years
Employee Stock Option | 2018 Plan | Minimum
Share based compensation award vesting period	1 year
Employee Stock Option | 2021 Plan
Number of option in grants	0
Expiration period					10 years
Common Stock, Shares, Issued					80,508,501
Percentage of total number of shares issued and outstanding					2.00%
Restricted share units
Total fair value of vested | ¥	¥ 26,798	¥ 31,872
Restricted share units | 2018 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	22,140,000	69,910,980		112,336,970
Restricted share units | 2018 Plan | Maximum
Share based compensation award vesting period	4 years
Restricted share units | 2018 Plan | Minimum
Share based compensation award vesting period	1 year
Restricted share units | 2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	48,636,040
Restricted share units | 2021 Plan | Maximum
Share based compensation award vesting period	4 years
Restricted share units | 2021 Plan | Minimum
Share based compensation award vesting period	1 year